EQUIPMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of detailed information about property, plant and equipment
Beginning balance	$ 0
Ending balance	0	$ 0
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment
Beginning balance	0
Ending balance	0	0
Computer equipment
Disclosure of detailed information about property, plant and equipment
Beginning balance	0
Ending balance	0	0
Cost
Disclosure of detailed information about property, plant and equipment
Beginning balance	0	197,677
Disposals	0	(197,677)
Ending balance	0	0
Cost | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment
Beginning balance	0	154,318
Disposals	0	(154,318)
Ending balance	0	0
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment
Beginning balance	0	43,359
Disposals	0	(43,359)
Ending balance	0	0
Accumulated Amortization
Disclosure of detailed information about property, plant and equipment
Beginning balance	0	97,795
Amortization expense	0	16,190
Disposals	0	(113,985)
Ending balance	0	0
Accumulated Amortization | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment
Beginning balance	0	70,539
Amortization expense	0	12,567
Disposals	0	(83,106)
Ending balance	0	0
Accumulated Amortization | Computer equipment
Disclosure of detailed information about property, plant and equipment
Beginning balance	0	27,256
Amortization expense	0	3,623
Disposals	0	(30,879)
Ending balance	$ 0	$ 0